Property, Plant and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consisted of the following as of September 30, 2023 and March 31, 2023:
	As of September 30,	As of March 31,
	2023	2023
Buildings	$-	$14,111,170
Machinery	-	1,585,671
Furniture, fixture and electronic equipment	5,571	74,719
Vehicles	-	20,636
Total property plant and equipment, at cost	5,571	15,792,196
Less: accumulated depreciation	(2,393)	(7,321,924)
Property, plant and equipment, net from discontinued operations (Note 15)	-	(8,456,802)
Property, plant and equipment, net	$3,178	$13,470